Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ (7,988,160)	$ 24,193,170	$ (16,410,500)